Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional paid-in capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive (loss) [Member]
Balance at Dec. 31, 2010	$ 15,092	$ 6	$ 7,541	$ 7,850	$ (305)
Balance, shares at Dec. 31, 2010		5,907,255
Net earnings (loss)	(60)			(60)
Stock-based compensation	254		254
Foreign currency translation adjustment	(241)				(241)
Pension adjustment, net of taxes	(277)				(277)
Balance at Dec. 31, 2011	14,768	6	7,795	7,790	(823)
Balance, shares at Dec. 31, 2011		5,907,255
Net earnings (loss)	2,990			2,990
Stock-based compensation	270		270
Foreign currency translation adjustment	133				133
Pension adjustment, net of taxes	(246)				(246)
Balance at Dec. 31, 2012	$ 17,915	$ 6	$ 8,065	$ 10,780	$ (936)
Balance, shares at Dec. 31, 2012		5,907,255